UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23633

Capital Group Central Fund Series II

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Brian C. Janssen

Capital Group Central Fund Series II

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Central Corporate Bond FundSM Semi-annual report for the six months ended November 30, 2021

A research-driven
fund seeking total
return with an eye
toward risk

Capital Group Central Corporate Bond Fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

Shares of the fund are restricted securities and cannot be transferred or resold without registration under the Securities Act of 1933, as amended (“1933 Act”), or an exemption from registration under the 1933 Act. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any shares of the fund.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are past results for Class M shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell your shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Here are the total returns on a $1,000 investment with all distributions reinvested for the period ended December 31, 2021 (the most recent calendar quarter-end):

Lifetime (since 4/23/21)

Class M shares	1.59%

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Visit capitalgroup.com for more information. The fund’s annualized seven-day yield for Class M shares as of December 31, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.25%. The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund’s registration statement and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Capital Group Central Corporate Bond Fund for the periods ended November 30, 2021 are shown in the table below. This fund is currently not available for public sale.

You can access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

20	Financial statements

22	Notes to financial statements

30	Financial highlights

Results at a glance

For periods ended November 30, 2021, with all distributions reinvested

	Cumulative total returns	Lifetime (since inception
	6 months	on 4/23/21)

Capital Group Central Corporate Bond Fund (Class M shares)	1.69%	1.69%

Capital Group Central Corporate Bond Fund	1

Investment portfolio November 30, 2021	unaudited

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	5.62%
AAA/Aaa	1.22
AA/Aa	16.54
A/A	36.73
BBB/Baa	36.79
Short-term securities & other assets less liabilities	3.10

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 96.90%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 90.27%
Financials 23.71%
ACE INA Holdings, Inc. 2.875% 2022	$25,090	$25,516
ACE INA Holdings, Inc. 3.35% 2026	8,585	9,253
ACE INA Holdings, Inc. 4.35% 2045	400	512
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	45,371	45,511
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	53,329	53,741
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	80,257	80,931
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	9,311	9,382
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	7,032	7,265
American Express Co. 1.65% 2026	29,158	29,123
American International Group, Inc. 2.50% 2025	40,000	41,411
American International Group, Inc. 4.20% 2028	14,570	16,415
American International Group, Inc. 3.40% 2030	19,540	21,114
American International Group, Inc. 4.375% 2050	25,061	31,684
AON Corp. 2.20% 2022	7,605	7,722
Arthur J. Gallagher & Co. 3.50% 2051	5,864	6,327
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[1]	3,025	3,064
Bank of America Corp. 0.81% 2024 (USD-SOFR + 0.74% on 10/24/2023)[1]	8,991	8,937
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	11,162	11,491
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	20,970	22,364
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[1]	7,242	8,129
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[1]	28,665	30,267
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	88,826	84,998
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	33,922	32,398
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	110,562	108,565
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[1]	105,875	106,404
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[1]	72,889	73,719
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	48,553	49,195
Bank of America Corp. 2.831% 2051 (USD-SOFR + 1.88% on 10/24/2050)[1]	2,825	2,822
Bank of America Corp. 3.483% 2052 (USD-SOFR + 1.65% on 3/11/2051)[1]	4,355	4,869
Bank of Nova Scotia 1.05% 2026	25,175	24,677
Barclays Bank PLC 4.95% 2047	4,000	5,212
BB&T Corp. 2.75% 2022	762	766
Berkshire Hathaway Finance Corp. 4.20% 2048	36,065	44,578

2	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Berkshire Hathaway Finance Corp. 4.25% 2049	$8,075	$10,051
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	18,425	18,113
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	85,090	86,324
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	1,901	1,814
Chubb INA Holdings, Inc. 3.05% 2061	5,077	5,239
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	10,269	10,204
Citigroup, Inc. 1.281% 2025 (USD-SOFR + 0.528% on 11/3/2024)[1]	20,541	20,496
Citigroup, Inc. 3.352% 2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)[1]	4,500	4,714
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	5,000	5,202
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	9,275	9,333
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[1]	44,744	44,967
Commonwealth Bank of Australia 3.35% 2024	3,325	3,518
Cooperatieve Rabobank UA 2.625% 2024[2]	4,450	4,617
Crédit Agricole SA 4.375% 2025[2]	11,115	12,008
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	9,725	9,463
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	5,000	5,097
Credit Suisse Group AG 3.80% 2023	12,100	12,609
Credit Suisse Group AG 2.95% 2025	2,700	2,839
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	6,100	6,540
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	42,406	46,669
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	24,600	24,948
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	10,725	10,881
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	32,356	32,453
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	11,150	11,138
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	15,675	16,558
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[1]	7,025	7,063
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	10,700	10,568
Goldman Sachs Group, Inc. 5.75% 2022	27,500	27,713
Goldman Sachs Group, Inc. 1.776% 2023[3]	1,465	1,502
Goldman Sachs Group, Inc. 3.50% 2025	33,751	35,812
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[1]	11,367	11,059
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[1]	24,884	24,841
Goldman Sachs Group, Inc. 2.60% 2030	18,639	18,911
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	15,335	14,693
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	103,000	101,137
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	133,235	133,587
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 0.011% on 10/21/2031)[1]	36,163	36,275
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	20,000	19,955
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[1]	21,436	22,199
Groupe BPCE SA 5.15% 2024[2]	10,000	10,901
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	30,575	30,236
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	6,700	6,442
Hartford Financial Services Group, Inc. 2.90% 2051	3,060	3,046
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	7,550	7,761
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[1]	23,000	23,154
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[1]	52,810	52,963
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	29,615	29,013
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	10,250	11,494
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	39,485	43,096
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	2,170	2,125
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[1]	8,923	9,043
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	6,800	6,806
Intercontinental Exchange, Inc. 2.65% 2040	5,700	5,474
Intercontinental Exchange, Inc. 3.00% 2060	14,780	14,530
JPMorgan Chase & Co. 3.25% 2022	10,000	10,227
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[1]	21,226	22,013
JPMorgan Chase & Co. 3.875% 2024	10,000	10,675
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[1]	7,560	7,991
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	3,450	3,529
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	25,000	24,321
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[1]	1,610	1,633
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	50,622	49,151
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	27,809	27,487
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[1]	3,473	3,886
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	4,714	4,761
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	59,382	56,968

Capital Group Central Corporate Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[1]	$58,472	$58,809
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	52,536	53,010
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	8,236	8,700
JPMorgan Chase & Co., Series Z, (3-month USD-LIBOR + 3.80%) 3.932% junior subordinated perpetual bonds[3]	10,500	10,530
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]	24,743	26,288
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	6,250	6,154
Marsh & McLennan Companies, Inc. 3.875% 2024	7,500	7,967
Marsh & McLennan Companies, Inc. 4.375% 2029	5,758	6,570
Marsh & McLennan Companies, Inc. 2.25% 2030	6,708	6,663
Marsh & McLennan Companies, Inc. 4.90% 2049	3,738	5,145
MetLife, Inc. 4.55% 2030	15,553	18,397
Metropolitan Life Global Funding I 1.95% 2023[2]	7,800	7,918
Metropolitan Life Global Funding I 0.40% 2024[2]	14,942	14,785
Metropolitan Life Global Funding I 0.70% 2024[2]	19,067	18,829
Metropolitan Life Global Funding I 0.95% 2025[2]	18,767	18,559
Metropolitan Life Global Funding I 1.55% 2031[2]	25,721	24,458
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	37,500	39,067
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	35,000	35,905
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	5,290	5,602
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[1]	20,000	19,927
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[1]	16,250	16,864
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[1]	8,807	8,740
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	18,080	18,665
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	15,557	15,054
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[1]	59,269	60,498
Morgan Stanley 3.875% 2026	7,796	8,465
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[1]	5,460	5,359
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	25,045	24,776
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	53,662	50,875
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	37,190	35,558
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	87,159	85,479
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[1]	34,765	34,908
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	762
New York Life Global Funding 2.25% 2022[2]	8,068	8,159
New York Life Global Funding 2.30% 2022[2]	250	253
New York Life Global Funding 0.95% 2025[2]	8,537	8,462
New York Life Global Funding 0.85% 2026[2]	12,630	12,374
New York Life Global Funding 2.35% 2026[2]	9,220	9,571
New York Life Global Funding 1.20% 2030[2]	26,885	25,243
New York Life Insurance Company 3.75% 2050[2]	1,209	1,395
Northwestern Mutual Global Funding 0.80% 2026[2]	30,277	29,581
PNC Financial Services Group, Inc. 3.90% 2024	16,667	17,753
Progressive Corp. 3.20% 2030	1,380	1,500
Prudential Financial, Inc. 3.878% 2028	325	364
Prudential Financial, Inc. 4.35% 2050	42,630	54,817
Prudential Financial, Inc. 3.70% 2051	5,495	6,343
Royal Bank of Canada 0.75% 2024	57,690	57,065
Royal Bank of Canada 0.875% 2026	9,589	9,345
Royal Bank of Canada 1.20% 2026	112,063	110,450
Royal Bank of Canada 2.30% 2031	25,939	26,102
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[1]	4,375	4,562
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	10,113	11,462
Toronto-Dominion Bank 1.15% 2025	4,000	3,978
Travelers Companies, Inc. 4.00% 2047	11,455	13,970
Travelers Companies, Inc. 4.05% 2048	2,753	3,416
Travelers Companies, Inc. 4.10% 2049	1,040	1,324
Travelers Companies, Inc. 2.55% 2050	1,031	1,006
U.S. Bancorp 2.625% 2022	16,225	16,247
U.S. Bancorp 2.40% 2024	2,000	2,074
U.S. Bancorp 3.70% 2024	5,000	5,286
U.S. Bank NA 2.85% 2023	25,000	25,564
U.S. Bank NA 3.40% 2023	32,945	34,269

4	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	$12,975	$12,716
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]	6,500	6,824
Vigorous Champion International, Ltd. 4.25% 2029	685	722
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[1]	16,417	16,265
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	95,632	98,226
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[1]	10,000	10,208
Wells Fargo & Company 3.00% 2026	14,293	15,005
Wells Fargo & Company 3.00% 2026	3,983	4,194
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[1]	8,938	9,458
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[1]	217	234
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[1]	19,297	20,033
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	9,107	9,245
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[1]	2,950	4,087
Westpac Banking Corp. 2.75% 2023	20,620	21,125
Westpac Banking Corp. 1.953% 2028	45,543	45,362
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	4,150	4,073
Willis North America, Inc. 3.875% 2049	1,281	1,405
		3,908,601

Utilities 14.18%
AEP Texas, Inc. 3.45% 2051	13,200	13,852
AEP Transmission Co. LLC 3.75% 2047	2,395	2,767
AEP Transmission Co. LLC 3.65% 2050	1,735	1,969
AEP Transmission Co. LLC 2.75% 2051	14,295	14,036
Alabama Power Co. 3.125% 2051	230	241
Alabama Power Co. 3.00% 2052	5,950	6,069
Ameren Corp. 2.50% 2024	9,020	9,308
Ameren Corp. 1.75% 2028	8,050	7,825
Ameren Corp. 4.50% 2049	4,475	5,884
American Electric Power Company, Inc. 1.00% 2025	8,325	8,121
American Electric Power Company, Inc. 3.25% 2050	775	783
American Transmission Systems, Inc. 2.65% 2032[2]	20,450	20,685
Atlantic City Electric Co. 2.30% 2031	3,000	3,013
Berkshire Hathaway Energy Company 2.85% 2051	21,143	20,613
CenterPoint Energy, Inc. 2.50% 2022	1,840	1,865
CenterPoint Energy, Inc. 3.85% 2024	15,215	16,007
CenterPoint Energy, Inc. 2.95% 2030	5,450	5,629
CenterPoint Energy, Inc. 2.65% 2031	8,897	8,992
Cleveland Electric Illuminating Co. 4.55% 2030[2]	10,000	11,577
Cleveland Electric Illuminating Co. 5.95% 2036	1,402	1,883
CMS Energy Corp. 3.00% 2026	3,203	3,365
CMS Energy Corp. 3.45% 2027	1,850	2,000
Commonwealth Edison Co. 2.95% 2027	5,000	5,314
Connecticut Light and Power Co. 0.75% 2025	456	445
Connecticut Light and Power Co. 2.05% 2031	21,990	21,890
Consolidated Edison Company of New York, Inc. 2.40% 2031	7,579	7,638
Consumers Energy Co. 3.80% 2028	12,103	13,563
Consumers Energy Co. 3.25% 2046	8,893	9,700
Consumers Energy Co. 4.05% 2048	6,684	8,238
Consumers Energy Co. 3.10% 2050	27,107	29,022
Consumers Energy Co. 3.75% 2050	5,117	6,046
Consumers Energy Co. 2.65% 2052	23,606	23,444
Consumers Energy Co. 2.50% 2060	2,157	1,968
Dominion Energy, Inc. 2.25% 2031	45,986	45,170
Dominion Resources, Inc. 2.75% 2022	36,516	36,547
Dominion Resources, Inc. 3.30% 2025	6,227	6,555
Dominion Resources, Inc. 3.375% 2030	20,000	21,262
Dominion Resources, Inc., junior subordinated, 3.071% 2024[1]	13,650	14,218
DTE Electric Co 3.70% 2045	1,016	1,169
DTE Electric Co. 2.625% 2031	1,000	1,036
DTE Electric Co. 3.25% 2051	50	55
DTE Energy Company 1.90% 2028	5,218	5,204
DTE Energy Company 3.95% 2049	2,972	3,594
Duke Energy Carolinas, LLC 3.95% 2028	16,035	17,997
Duke Energy Carolinas, LLC 2.45% 2029	26,180	26,887

Capital Group Central Corporate Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Duke Energy Carolinas, LLC 2.55% 2031	$5,060	$5,174
Duke Energy Carolinas, LLC 3.70% 2047	777	878
Duke Energy Carolinas, LLC 3.20% 2049	2,373	2,527
Duke Energy Corp. 3.95% 2023	985	1,033
Duke Energy Corp. 3.75% 2024	3,487	3,673
Duke Energy Corp. 0.90% 2025	3,400	3,312
Duke Energy Florida, LLC 3.20% 2027	20,765	22,210
Duke Energy Florida, LLC 2.50% 2029	13,430	13,850
Duke Energy Florida, LLC 1.75% 2030	17,247	16,612
Duke Energy Ohio, Inc. 2.125% 2030	2,175	2,140
Duke Energy Progress, Inc. 2.00% 2031	9,310	9,146
Duke Energy Progress, Inc. 2.90% 2051	14,300	14,467
Duke Energy Progress, LLC 3.45% 2029	10,000	10,835
Duke Energy Progress, LLC 2.50% 2050	12,246	11,488
Edison International 3.125% 2022	7,763	7,894
Edison International 3.55% 2024	15,206	16,029
Edison International 4.95% 2025	2,225	2,426
Edison International 5.75% 2027	30,605	34,892
Edison International 4.125% 2028	56,813	60,645
Emera US Finance LP 0.833% 2024	6,250	6,168
Emera US Finance LP 3.55% 2026	13,285	14,229
Emera US Finance LP 2.639% 2031	27,375	27,336
Entergy Corp. 4.00% 2022	4,435	4,502
Entergy Corp. 2.40% 2026	6,279	6,460
Entergy Corp. 3.12% 2027	8,000	8,464
Entergy Corp. 1.60% 2030	8,875	8,367
Entergy Corp. 2.80% 2030	4,997	5,116
Entergy Corp. 2.40% 2031	33,194	32,833
Entergy Corp. 3.75% 2050	1,675	1,845
Entergy Louisiana, LLC 4.20% 2048	1,300	1,591
Entergy Louisiana, LLC 2.90% 2051	887	892
Entergy Texas, Inc. 1.75% 2031	23,375	22,085
Eversource Energy 3.80% 2023	10,245	10,767
Eversource Energy 1.65% 2030	10,000	9,393
Exelon Corp. 4.05% 2030	1,100	1,235
Exelon Corp. 4.70% 2050	500	645
Exelon Corp., junior subordinated, 3.497% 2022[1]	11,070	11,185
FirstEnergy Corp. 3.50% 2028[2]	7,637	8,072
FirstEnergy Corp. 4.10% 2028[2]	25,775	28,593
FirstEnergy Transmission LLC 2.866% 2028[2]	20,000	20,252
Florida Power & Light Company 2.875% 2051	70,676	73,388
Gulf Power Co. 3.30% 2027	8,557	9,182
Jersey Central Power & Light Co. 4.30% 2026[2]	2,872	3,132
Jersey Central Power & Light Co. 2.75% 2032[2]	29,125	29,729
MidAmerican Energy Holdings Co. 3.75% 2023	10,000	10,528
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	22,818
MidAmerican Energy Holdings Co. 3.65% 2029	2,300	2,533
MidAmerican Energy Holdings Co. 2.70% 2052	18,788	18,861
Mississippi Power Co. 3.95% 2028	2,814	3,091
National Grid PLC 3.15% 2027[2]	275	288
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,660
NextEra Energy Capital Holdings, Inc. 1.90% 2028	7,224	7,117
Northeast Utilities 3.15% 2025	4,265	4,479
Northern States Power Co. 2.60% 2051	27,226	26,560
Northern States Power Co. 3.20% 2052	8,548	9,397
Oncor Electric Delivery Company, LLC 0.55% 2025	20,500	19,794
Oncor Electric Delivery Company, LLC 2.70% 2051[2]	8,925	8,853
Pacific Gas and Electric Co. 3.25% 2023	1,700	1,733
Pacific Gas and Electric Co. 3.85% 2023	4,828	4,993
Pacific Gas and Electric Co. 3.40% 2024	8,018	8,307
Pacific Gas and Electric Co. 2.95% 2026	37,311	37,915
Pacific Gas and Electric Co. 3.15% 2026	5,943	6,095
Pacific Gas and Electric Co. 2.10% 2027	18,126	17,464
Pacific Gas and Electric Co. 3.30% 2027	19,000	19,325
Pacific Gas and Electric Co. 3.30% 2027	18,238	18,588
Pacific Gas and Electric Co. 3.00% 2028	11,850	11,950
Pacific Gas and Electric Co. 3.75% 2028	7,805	8,145

6	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 4.65% 2028	$18,130	$19,867
Pacific Gas and Electric Co. 4.55% 2030	73,150	79,945
Pacific Gas and Electric Co. 2.50% 2031	80,592	77,076
Pacific Gas and Electric Co. 3.25% 2031	31,062	31,275
Pacific Gas and Electric Co. 3.30% 2040	19,774	18,834
Pacific Gas and Electric Co. 4.20% 2041	25,786	26,329
Pacific Gas and Electric Co. 3.75% 2042	1,505	1,407
Pacific Gas and Electric Co. 3.50% 2050	38,109	36,355
PacifiCorp 3.30% 2051	1,850	1,976
PacifiCorp, First Mortgage Bonds, 4.125% 2049	13,364	15,919
Peco Energy Co. 2.80% 2050	975	977
Pennsylvania Electric Co. 3.25% 2028[2]	3,000	3,112
Progress Energy, Inc. 7.00% 2031	6,700	9,125
Public Service Company of Colorado 1.875% 2031	28,447	27,623
Public Service Electric and Gas Co. 3.05% 2024	10,065	10,542
Public Service Electric and Gas Co. 0.95% 2026	19,131	18,788
Public Service Electric and Gas Co. 3.65% 2028	2,541	2,819
Public Service Electric and Gas Co. 3.20% 2029	10,000	10,832
Public Service Electric and Gas Co. 1.90% 2031	12,850	12,690
Public Service Electric and Gas Co. 3.85% 2049	6,758	8,275
Public Service Electric and Gas Co. 2.05% 2050	21,656	19,487
Public Service Enterprise Group, Inc. 2.65% 2022	6,590	6,706
Public Service Enterprise Group, Inc. 1.60% 2030	22,130	20,687
Public Service Enterprise Group, Inc. 2.45% 2031	10,000	9,906
Public Service Enterprise Group, Inc. 3.20% 2049	2,468	2,691
Puget Energy, Inc. 5.625% 2022	6,525	6,647
Puget Energy, Inc. 3.65% 2025	8,500	9,010
San Diego Gas & Electric Co. 1.70% 2030	19,865	19,028
San Diego Gas & Electric Co. 2.95% 2051	26,201	26,809
Southern California Edison Co. (3-month USD-LIBOR + 0.27%) 0.389% 2021[3]	6,200	6,200
Southern California Edison Co. 1.845% 2022	691	692
Southern California Edison Co. 0.975% 2024	8,250	8,206
Southern California Edison Co. 3.70% 2025	17,011	18,280
Southern California Edison Co. 3.65% 2028	10,197	11,010
Southern California Edison Co. 2.85% 2029	53,331	55,200
Southern California Edison Co. 4.20% 2029	4,500	5,050
Southern California Edison Co. 2.25% 2030	12,310	12,201
Southern California Edison Co. 2.50% 2031	8,343	8,438
Southern California Edison Co. 5.75% 2035	8,218	10,578
Southern California Edison Co. 4.00% 2047	30,334	33,849
Southern California Edison Co. 3.65% 2050	19,390	20,858
Southern California Edison Co. 2.95% 2051	1,612	1,545
Southern California Edison Co. 3.65% 2051	14,931	16,262
Southern California Edison Co., Series C, 3.60% 2045	5,790	6,058
Southwestern Electric Power Co. 3.25% 2051	17,427	17,597
Tampa Electric Co. 2.60% 2022	1,200	1,213
Union Electric Co. 2.15% 2032	46,125	45,839
Virginia Electric and Power Co. 3.45% 2024	1,860	1,940
Virginia Electric and Power Co. 3.80% 2028	8,247	9,082
Virginia Electric and Power Co. 2.875% 2029	7,570	7,965
Virginia Electric and Power Co. 2.30% 2031	10,525	10,641
Virginia Electric and Power Co. 4.00% 2043	969	1,130
Virginia Electric and Power Co. 2.45% 2050	17,396	16,397
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,350
Wisconsin Electric Power Co. 2.85% 2051	10,375	10,603
Wisconsin Power and Light Co. 1.95% 2031	5,900	5,797
Wisconsin Power and Light Co. 3.65% 2050	800	922
Xcel Energy, Inc. 3.35% 2026	36,900	39,455
Xcel Energy, Inc. 1.75% 2027	14,275	14,189
Xcel Energy, Inc. 2.60% 2029	30,862	31,532
Xcel Energy, Inc. 2.35% 2031	25,707	25,986
Xcel Energy, Inc. 3.50% 2049	14,723	16,202
		2,336,636

Capital Group Central Corporate Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care 8.59%
Abbott Laboratories 3.75% 2026	$4,187	$4,612
Abbott Laboratories 4.75% 2036	225	289
Abbott Laboratories 4.90% 2046	250	348
AbbVie, Inc. 2.30% 2022	17,956	18,232
AbbVie, Inc. 2.90% 2022	10,000	10,203
AbbVie, Inc. 3.45% 2022	3,000	3,011
AbbVie, Inc. 2.60% 2024	16,000	16,593
AbbVie, Inc. 3.60% 2025	10,000	10,658
AbbVie, Inc. 3.80% 2025	5,573	5,960
AbbVie, Inc. 2.95% 2026	49,061	51,665
AbbVie, Inc. 3.20% 2029	27,500	29,218
AbbVie, Inc. 4.75% 2045	2,404	3,048
AbbVie, Inc. 4.25% 2049	3,000	3,615
Aetna, Inc. 2.80% 2023	1,095	1,124
AmerisourceBergen Corp. 0.737% 2023	18,105	18,092
AmerisourceBergen Corp. 2.70% 2031	49,102	49,690
Amgen, Inc. 2.70% 2022	10,620	10,680
Amgen, Inc. 2.20% 2027	8,029	8,142
Amgen, Inc. 3.15% 2040	11,425	11,647
Amgen, Inc. 3.375% 2050	8,850	9,252
Anthem, Inc. 2.95% 2022	12,000	12,267
AstraZeneca Finance LLC 1.75% 2028	21,928	21,771
AstraZeneca Finance LLC 2.25% 2031	14,049	14,205
AstraZeneca PLC 2.375% 2022	11,432	11,534
AstraZeneca PLC 3.375% 2025	5,650	6,061
AstraZeneca PLC 0.70% 2026	34,621	33,478
AstraZeneca PLC 4.00% 2029	19,681	22,268
AstraZeneca PLC 1.375% 2030	12,000	11,295
AstraZeneca PLC 4.375% 2045	6,268	8,071
AstraZeneca PLC 2.125% 2050	3,568	3,193
AstraZeneca PLC 3.00% 2051	15,009	15,925
Baxter International, Inc. 2.539% 2032[2]	16,660	16,808
Baxter International, Inc. 3.132% 2051[2]	5,263	5,419
Bayer US Finance II, LLC 4.375% 2028[2]	23,517	26,434
Becton, Dickinson and Company 3.363% 2024	5,986	6,282
Becton, Dickinson and Company 3.734% 2024	412	440
Boston Scientific Corp. 3.375% 2022	11,576	11,718
Boston Scientific Corp. 3.45% 2024	11,320	11,873
Boston Scientific Corp. 1.90% 2025	12,361	12,520
Boston Scientific Corp. 3.85% 2025	17,292	18,590
Boston Scientific Corp. 3.75% 2026	10,715	11,552
Boston Scientific Corp. 4.00% 2029	23,505	26,318
Boston Scientific Corp. 2.65% 2030	14,202	14,442
Boston Scientific Corp. 4.70% 2049	515	666
Bristol-Myers Squibb Company 3.875% 2025	2,704	2,930
Bristol-Myers Squibb Company 3.20% 2026	8,451	9,091
Bristol-Myers Squibb Company 3.40% 2029	10,719	11,754
Bristol-Myers Squibb Company 1.45% 2030	19,976	19,084
Bristol-Myers Squibb Company 2.55% 2050	5,475	5,225
Centene Corp. 4.25% 2027	9,190	9,546
Centene Corp. 2.45% 2028	53,045	52,136
Centene Corp. 4.625% 2029	19,560	20,958
Centene Corp. 3.00% 2030	22,250	22,243
Centene Corp. 3.375% 2030	2,687	2,710
Centene Corp. 2.50% 2031	23,930	22,973
Centene Corp. 2.625% 2031	13,005	12,561
Cigna Corp. 4.125% 2025	2,000	2,185
Cigna Corp. 4.375% 2028	4,200	4,764
Cigna Corp. 2.375% 2031	25,358	25,439
CVS Health Corp. 1.30% 2027	10,000	9,626
CVS Health Corp. 4.30% 2028	7,710	8,690
CVS Health Corp. 3.25% 2029	4,775	5,083
CVS Health Corp. 1.75% 2030	14,000	13,329
CVS Health Corp. 1.875% 2031	9,225	8,825
CVS Health Corp. 5.05% 2048	4,125	5,458
Eli Lilly and Company 3.375% 2029	13,571	14,942
Eli Lilly and Company 2.25% 2050	4,083	3,812

8	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
EMD Finance, LLC 2.95% 2022[2]	$4,900	$4,916
EMD Finance, LLC 3.25% 2025[2]	18,845	19,935
Gilead Sciences, Inc. 2.80% 2050	1,085	1,057
GlaxoSmithKline PLC 3.375% 2023	25,000	25,950
GlaxoSmithKline PLC 3.625% 2025	13,165	14,200
GlaxoSmithKline PLC 3.875% 2028	6,397	7,191
GlaxoSmithKline PLC 3.375% 2029	30,966	33,841
HCA, Inc. 4.125% 2029	2,250	2,476
Johnson & Johnson 2.10% 2040	13,860	13,373
Johnson & Johnson 2.25% 2050	2,395	2,277
Kaiser Foundation Hospitals 2.81% 2041	10,220	10,455
Medtronic, Inc. 3.50% 2025	5,491	5,877
Merck & Co., Inc. 2.90% 2024	18,132	18,926
Merck & Co., Inc. 1.45% 2030	15,890	15,209
Merck & Co., Inc. 4.00% 2049	3,170	3,903
Novartis Capital Corp. 1.75% 2025	23,341	23,746
Novartis Capital Corp. 2.00% 2027	7,070	7,183
Novartis Capital Corp. 2.20% 2030	32,067	32,730
Partners HealthCare System, Inc. 3.192% 2049	1,920	2,116
Pfizer, Inc. 3.20% 2023	25,389	26,519
Pfizer, Inc. 2.95% 2024	13,575	14,214
Pfizer, Inc. 3.45% 2029	29,162	32,201
Pfizer, Inc. 1.70% 2030	26,384	25,860
Roche Holdings, Inc. 1.75% 2022[2]	13,750	13,765
Shire PLC 3.20% 2026	21,874	23,157
STERIS Irish FinCo Unlimited Co. 3.75% 2051	1,617	1,792
Summa Health 3.511% 2051	2,320	2,572
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	6,130	6,527
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	5,780	6,811
Thermo Fisher Scientific, Inc. 2.00% 2031	18,547	18,179
Thermo Fisher Scientific, Inc. 2.80% 2041	7,995	8,087
UnitedHealth Group, Inc. 2.375% 2024	625	648
UnitedHealth Group, Inc. 3.70% 2025	2,180	2,381
UnitedHealth Group, Inc. 3.75% 2025	4,090	4,429
UnitedHealth Group, Inc. 1.25% 2026	12,524	12,470
UnitedHealth Group, Inc. 3.375% 2027	122	133
UnitedHealth Group, Inc. 3.875% 2028	2,500	2,808
UnitedHealth Group, Inc. 2.875% 2029	6,995	7,400
UnitedHealth Group, Inc. 2.00% 2030	15,000	14,882
UnitedHealth Group, Inc. 2.30% 2031	13,351	13,530
UnitedHealth Group, Inc. 3.05% 2041	16,450	17,183
UnitedHealth Group, Inc. 4.45% 2048	13,315	17,114
UnitedHealth Group, Inc. 3.70% 2049	2,760	3,211
UnitedHealth Group, Inc. 3.25% 2051	7,753	8,444
Zimmer Holdings, Inc. 3.15% 2022	3,000	3,012
		1,415,263

Information technology 7.87%
Adobe, Inc. 1.90% 2025	7,105	7,263
Adobe, Inc. 2.15% 2027	25,694	26,507
Adobe, Inc. 2.30% 2030	13,520	13,803
Analog Devices, Inc. 1.70% 2028	12,455	12,453
Analog Devices, Inc. 2.10% 2031	32,305	32,386
Analog Devices, Inc. 2.80% 2041	4,230	4,325
Analog Devices, Inc. 2.95% 2051	17,268	18,079
Apple, Inc. 3.00% 2024	7,500	7,818
Apple, Inc. 0.55% 2025	54,582	53,339
Apple, Inc. 1.125% 2025	16,784	16,754
Apple, Inc. 1.25% 2030	40,570	38,235
Apple, Inc. 1.65% 2030	15,000	14,613
Apple, Inc. 1.65% 2031	23,419	22,754
Apple, Inc. 2.375% 2041	21,375	20,987
Apple, Inc. 2.40% 2050	43,341	41,396
Apple, Inc. 2.65% 2051	49,085	48,734
Apple, Inc. 2.80% 2061	3,513	3,520
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	14,083	15,177
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.50% 2028	3,000	3,212

Capital Group Central Corporate Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Broadcom, Inc. 4.75% 2029	$16,220	$18,427
Broadcom, Inc. 4.15% 2030	17,050	18,657
Broadcom, Inc. 5.00% 2030	9,193	10,721
Broadcom, Inc. 4.30% 2032	9,741	10,880
Broadcom, Inc. 3.419% 2033[2]	20,000	20,627
Broadcom, Inc. 3.469% 2034[2]	68,046	70,179
Broadcom, Inc. 3.187% 2036[2]	21,307	21,002
Broadcom, Inc. 3.50% 2041[2]	9,181	9,170
Broadcom, Inc. 3.75% 2051[2]	19,723	20,554
Broadcom, Ltd. 2.65% 2023	5,000	5,103
Fidelity National Information Services, Inc. 2.25% 2031	11,525	11,280
Fidelity National Information Services, Inc. 3.10% 2041	3,335	3,338
Fiserv, Inc. 3.50% 2029	27,619	29,463
Fiserv, Inc. 2.65% 2030	17,714	17,932
Global Payments, Inc. 2.90% 2030	12,445	12,614
Global Payments, Inc. 2.90% 2031	20,634	20,895
Intuit, Inc. 1.35% 2027	5,000	4,881
Mastercard, Inc. 3.30% 2027	18,000	19,498
Mastercard, Inc. 3.35% 2030	17,519	19,368
Mastercard, Inc. 1.90% 2031	11,468	11,496
Mastercard, Inc. 2.00% 2031	7,280	7,289
Mastercard, Inc. 3.85% 2050	1,980	2,374
Mastercard, Inc. 2.95% 2051	6,611	7,016
Microsoft Corp. 2.875% 2024	5,150	5,362
Microsoft Corp. 3.125% 2025	6,305	6,740
Microsoft Corp. 2.40% 2026	15,000	15,656
Microsoft Corp. 3.30% 2027	35,655	38,685
Microsoft Corp. 2.525% 2050	6,511	6,466
Microsoft Corp. 2.921% 2052	10,714	11,425
Oracle Corp. 2.30% 2028	7,933	7,983
Oracle Corp. 2.875% 2031	56,486	57,851
Oracle Corp. 3.60% 2040	7,345	7,625
Oracle Corp. 3.65% 2041	7,960	8,299
Oracle Corp. 3.60% 2050	41,974	42,547
Oracle Corp. 3.95% 2051	13,776	14,868
PayPal Holdings, Inc. 1.65% 2025	15,793	15,956
PayPal Holdings, Inc. 2.65% 2026	15,368	16,157
PayPal Holdings, Inc. 2.85% 2029	28,057	29,554
PayPal Holdings, Inc. 2.30% 2030	4,770	4,840
PayPal Holdings, Inc. 3.25% 2050	4,107	4,450
salesforce.com, inc. 1.95% 2031	32,050	31,789
salesforce.com, inc. 2.70% 2041	16,225	16,368
salesforce.com, inc. 2.90% 2051	20,000	20,720
ServiceNow, Inc. 1.40% 2030	66,449	62,074
VeriSign, Inc. 2.70% 2031	2,524	2,551
Visa, Inc. 3.15% 2025	8,000	8,565
Visa, Inc. 2.05% 2030	30,500	30,808
Visa, Inc. 1.10% 2031	37,293	34,778
Visa, Inc. 2.70% 2040	4,310	4,413
Visa, Inc. 2.00% 2050	18,838	16,710
		1,297,359

Consumer staples 7.39%
7-Eleven, Inc. 0.80% 2024[2]	8,660	8,570
7-Eleven, Inc. 0.95% 2026[2]	18,880	18,225
7-Eleven, Inc. 1.30% 2028[2]	34,295	32,665
7-Eleven, Inc. 1.80% 2031[2]	85,560	81,368
7-Eleven, Inc. 2.80% 2051[2]	7,755	7,278
Altria Group, Inc. 2.35% 2025	3,666	3,769
Altria Group, Inc. 2.625% 2026	1,375	1,423
Altria Group, Inc. 4.40% 2026	8,148	8,948
Altria Group, Inc. 4.80% 2029	4,576	5,186
Altria Group, Inc. 3.40% 2030	437	452
Altria Group, Inc. 2.45% 2032	12,000	11,307
Altria Group, Inc. 5.80% 2039	14,635	17,697
Altria Group, Inc. 4.50% 2043	5,466	5,819
Altria Group, Inc. 3.875% 2046	6,139	6,018

10	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Altria Group, Inc. 5.95% 2049	$2,522	$3,184
Altria Group, Inc. 4.45% 2050	6,489	6,840
Altria Group, Inc. 3.70% 2051	18,752	17,741
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	14,800	18,813
Anheuser-Busch InBev NV 4.00% 2028	66,527	74,539
Anheuser-Busch InBev NV 4.75% 2029	11,513	13,437
Anheuser-Busch InBev NV 3.50% 2030	15,000	16,428
Anheuser-Busch InBev NV 5.45% 2039	7,344	9,633
Anheuser-Busch InBev NV 4.35% 2040	15,000	17,654
Anheuser-Busch InBev NV 5.55% 2049	10,326	14,262
Anheuser-Busch InBev NV 4.50% 2050	3,220	3,991
British American Tobacco International Finance PLC 3.95% 2025[2]	16,500	17,711
British American Tobacco PLC 2.789% 2024	4,000	4,138
British American Tobacco PLC 3.222% 2024	22,000	22,923
British American Tobacco PLC 3.215% 2026	21,850	22,713
British American Tobacco PLC 3.557% 2027	52,664	55,165
British American Tobacco PLC 4.70% 2027	6,420	7,089
British American Tobacco PLC 2.259% 2028	21,130	20,660
British American Tobacco PLC 3.462% 2029	2,000	2,078
British American Tobacco PLC 4.906% 2030	20,120	22,720
British American Tobacco PLC 2.726% 2031	29,000	28,088
British American Tobacco PLC 4.39% 2037	7,961	8,466
British American Tobacco PLC 4.54% 2047	8,186	8,596
British American Tobacco PLC 4.758% 2049	8,971	9,662
Conagra Brands, Inc. 4.30% 2024	7,000	7,491
Conagra Brands, Inc. 4.60% 2025	6,790	7,530
Conagra Brands, Inc. 1.375% 2027	5,165	4,952
Conagra Brands, Inc. 5.30% 2038	73	93
Conagra Brands, Inc. 5.40% 2048	10,315	14,171
Constellation Brands, Inc. 3.20% 2023	311	319
Constellation Brands, Inc. 3.60% 2028	5,313	5,792
Constellation Brands, Inc. 2.875% 2030	3,082	3,164
Constellation Brands, Inc. 2.25% 2031	24,098	23,515
Keurig Dr Pepper, Inc. 4.057% 2023	9,608	10,039
Keurig Dr Pepper, Inc. 4.417% 2025	15,000	16,410
Keurig Dr Pepper, Inc. 4.597% 2028	20,267	23,180
Keurig Dr Pepper, Inc. 3.20% 2030	9,609	10,221
Keurig Dr Pepper, Inc. 4.985% 2038	7,010	8,778
Keurig Dr Pepper, Inc. 5.085% 2048	3,337	4,408
Keurig Dr Pepper, Inc. 3.80% 2050	3,185	3,562
Kimberly-Clark Corp. 3.10% 2030	1,273	1,383
Kimberly-Clark Corp. 2.00% 2031	35,693	35,782
Molson Coors Brewing Co. 4.20% 2046	1,015	1,127
Nestlé Holdings, Inc. 1.875% 2031[2]	20,000	19,751
Nestlé Holdings, Inc. 2.625% 2051[2]	12,000	12,043
PepsiCo, Inc. 1.625% 2030	6,250	6,083
PepsiCo, Inc. 1.40% 2031	14,189	13,589
PepsiCo, Inc. 1.95% 2031	67,526	67,158
PepsiCo, Inc. 2.625% 2041	8,214	8,393
PepsiCo, Inc. 2.75% 2051	10,269	10,676
Philip Morris International, Inc. 2.375% 2022	20,985	21,245
Philip Morris International, Inc. 2.50% 2022	5,000	5,081
Philip Morris International, Inc. 2.625% 2022	12,135	12,171
Philip Morris International, Inc. 1.125% 2023	10,000	10,063
Philip Morris International, Inc. 2.875% 2024	15,827	16,539
Philip Morris International, Inc. 1.50% 2025	1,004	1,010
Philip Morris International, Inc. 3.375% 2025	27,395	29,181
Philip Morris International, Inc. 3.375% 2029	18,757	20,439
Philip Morris International, Inc. 1.75% 2030	25,145	24,113
Philip Morris International, Inc. 2.10% 2030	9,300	9,166
Philip Morris International, Inc. 3.875% 2042	5,950	6,528
Philip Morris International, Inc. 4.25% 2044	3,171	3,646
Procter & Gamble Company 0.55% 2025	42,369	41,384
Procter & Gamble Company 3.00% 2030	4,159	4,531
Reynolds American, Inc. 4.45% 2025	20,220	21,884

Capital Group Central Corporate Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Reynolds American, Inc. 5.70% 2035	$1,555	$1,854
Reynolds American, Inc. 5.85% 2045	27,544	33,510
Wal-Mart Stores, Inc. 2.35% 2022	1,000	1,019
		1,218,230

Communication services 7.06%
Alphabet, Inc. 1.10% 2030	10,790	10,149
Alphabet, Inc. 2.05% 2050	13,105	11,881
Alphabet, Inc. 2.25% 2060	2,455	2,239
AT&T, Inc. 2.30% 2027	11,970	12,165
AT&T, Inc. 1.65% 2028	30,775	29,966
AT&T, Inc. 2.75% 2031	59,917	60,919
AT&T, Inc. 2.25% 2032	54,330	52,472
AT&T, Inc. 2.55% 2033	80,288	77,677
AT&T, Inc. 3.30% 2052	37,861	37,048
AT&T, Inc. 3.50% 2053	99,415	100,602
AT&T, Inc. 3.55% 2055	7,304	7,356
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	2,500	2,662
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	7,500	8,279
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	1,400	1,508
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	3,945	4,332
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,150	1,329
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	24,310	24,125
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	14,140	13,368
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	570	673
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	800	903
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	26,836	26,075
Comcast Corp. 3.70% 2024	2,245	2,380
Comcast Corp. 3.10% 2025	18,000	18,994
Comcast Corp. 3.95% 2025	5,645	6,159
Comcast Corp. 3.15% 2026	11,215	11,948
Comcast Corp. 2.35% 2027	3,220	3,321
Comcast Corp. 3.30% 2027	15,000	16,113
Comcast Corp. 3.15% 2028	7,500	8,059
Comcast Corp. 4.15% 2028	2,608	2,955
Comcast Corp. 2.65% 2030	10,228	10,591
Comcast Corp. 3.40% 2030	8,115	8,859
Comcast Corp. 1.50% 2031	18,170	17,097
Comcast Corp. 1.95% 2031	1,094	1,070
Comcast Corp. 3.20% 2036	375	402
Comcast Corp. 3.90% 2038	750	859
Comcast Corp. 3.75% 2040	594	670
Comcast Corp. 4.00% 2048	250	292
Comcast Corp. 2.80% 2051	14,860	14,380
Comcast Corp. 2.45% 2052	32,510	29,736
Comcast Corp. 2.937% 2056[2]	6,790	6,611
Discovery Communications, Inc. 3.625% 2030	7,820	8,378
Discovery Communications, Inc. 4.65% 2050	2,558	3,039
Netflix, Inc. 4.875% 2028	11,407	12,922
Netflix, Inc. 5.875% 2028	24,076	28,854
Netflix, Inc. 5.375% 2029[2]	8,392	9,941
Netflix, Inc. 4.875% 2030[2]	6,677	7,743
T-Mobile US, Inc. 3.50% 2025	12,285	13,004
T-Mobile US, Inc. 1.50% 2026	17,750	17,525
T-Mobile US, Inc. 3.75% 2027	10,000	10,761
T-Mobile US, Inc. 2.05% 2028	9,185	9,055
T-Mobile US, Inc. 3.875% 2030	14,841	16,152
T-Mobile US, Inc. 2.55% 2031	7,659	7,556
T-Mobile US, Inc. 3.00% 2041	12,181	11,641
T-Mobile US, Inc. 3.30% 2051	15,785	15,383
T-Mobile US, Inc. 3.40% 2052[2]	9,755	9,690
Verizon Communications, Inc. 3.00% 2027	25,186	26,610
Verizon Communications, Inc. 4.125% 2027	6,980	7,762
Verizon Communications, Inc. 4.329% 2028	7,846	8,945
Verizon Communications, Inc. 3.875% 2029	4,714	5,224
Verizon Communications, Inc. 4.016% 2029	16,676	18,721
Verizon Communications, Inc. 1.68% 2030	18,129	17,129

12	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Verizon Communications, Inc. 1.75% 2031	$42,450	$40,245
Verizon Communications, Inc. 2.55% 2031	39,301	39,752
Verizon Communications, Inc. 2.65% 2040	8,750	8,365
Verizon Communications, Inc. 2.85% 2041	12,579	12,530
Verizon Communications, Inc. 3.40% 2041	51,395	54,699
Verizon Communications, Inc. 2.875% 2050	38,370	37,472
Verizon Communications, Inc. 3.55% 2051	20,052	22,027
Vodafone Group PLC 4.125% 2025	2,500	2,720
Vodafone Group PLC 5.25% 2048	3,750	4,886
Vodafone Group PLC 4.25% 2050	1,900	2,192
Walt Disney Company 1.75% 2026	1,950	1,966
Walt Disney Company 2.65% 2031	11,287	11,729
Walt Disney Company 3.60% 2051	10,762	12,324
		1,163,166

Industrials 6.62%
Boeing Company 2.70% 2022	4,400	4,437
Boeing Company 2.80% 2024	5,000	5,165
Boeing Company 2.196% 2026	28,950	28,906
Boeing Company 2.75% 2026	79,490	81,704
Boeing Company 3.10% 2026	7,750	8,069
Boeing Company 5.04% 2027	15,116	17,035
Boeing Company 3.25% 2028	55,094	57,271
Boeing Company 5.15% 2030	51,305	59,591
Boeing Company 3.625% 2031	36,340	38,634
Boeing Company 3.60% 2034	34,795	36,039
Boeing Company 3.90% 2049	4,696	4,935
Boeing Company 3.75% 2050	586	609
Boeing Company 5.805% 2050	9,339	12,615
Burlington Northern Santa Fe, LLC 3.05% 2051	11,662	12,109
Burlington Northern Santa Fe, LLC 3.30% 2051	16,505	18,067
Burlington Northern Santa Fe, LLC 2.875% 2052	1,470	1,493
Canadian National Railway Company 3.20% 2046	390	419
Canadian Pacific Railway, Ltd. 1.75% 2026	12,099	12,113
Canadian Pacific Railway, Ltd. 2.45% 2031	23,763	24,071
Canadian Pacific Railway, Ltd. 3.00% 2041	5,172	5,272
Canadian Pacific Railway, Ltd. 3.10% 2051	16,272	16,763
Carrier Global Corp. 2.242% 2025	15,073	15,418
Carrier Global Corp. 2.493% 2027	3,834	3,924
Carrier Global Corp. 2.722% 2030	7,904	8,073
Carrier Global Corp. 3.377% 2040	3,750	3,927
Carrier Global Corp. 3.577% 2050	5,814	6,190
CSX Corp. 3.80% 2028	28,360	31,234
CSX Corp. 4.25% 2029	12,943	14,792
CSX Corp. 2.40% 2030	5,892	6,034
CSX Corp. 4.30% 2048	14,250	17,471
CSX Corp. 3.35% 2049	873	941
CSX Corp. 4.50% 2049	6,729	8,609
CSX Corp. 2.50% 2051	28,825	26,850
Emerson Electric Co. 1.80% 2027	14,050	14,052
Emerson Electric Co. 1.95% 2030	5,950	5,868
General Dynamics Corp. 2.25% 2031	4,906	4,993
General Electric Capital Corp. 4.418% 2035	5,585	6,757
Honeywell International, Inc. 2.70% 2029	22,741	23,969
Honeywell International, Inc. 1.95% 2030	2,000	2,000
Lockheed Martin Corp. 1.85% 2030	5,641	5,589
Lockheed Martin Corp. 3.60% 2035	3,917	4,414
Lockheed Martin Corp. 4.50% 2036	2,140	2,632
Lockheed Martin Corp. 4.07% 2042	1,265	1,514
Lockheed Martin Corp. 2.80% 2050	9,992	10,164
Lockheed Martin Corp. 4.09% 2052	1,337	1,673
Masco Corp. 1.50% 2028	5,606	5,402
Masco Corp. 2.00% 2031	8,049	7,740
Norfolk Southern Corp. 2.55% 2029	3,485	3,614
Norfolk Southern Corp. 3.40% 2049	2,406	2,643
Norfolk Southern Corp. 3.05% 2050	3,876	3,952
Northrop Grumman Corp. 3.25% 2028	15,000	16,020

Capital Group Central Corporate Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Otis Worldwide Corp. 2.056% 2025	$4,114	$4,191
Otis Worldwide Corp. 2.565% 2030	11,015	11,210
Otis Worldwide Corp. 3.112% 2040	5,000	5,159
Raytheon Technologies Corp. 1.90% 2031	65,301	62,724
Raytheon Technologies Corp. 2.375% 2032	12,140	12,157
Raytheon Technologies Corp. 3.125% 2050	13,901	14,446
Raytheon Technologies Corp. 2.82% 2051	10,450	10,233
Raytheon Technologies Corp. 3.03% 2052	5,000	5,062
Republic Services, Inc. 2.375% 2033	12,970	12,928
Siemens AG 2.70% 2022[2]	38,260	38,544
Siemens AG 1.20% 2026[2]	18,957	18,643
Triton Container International, Ltd. 1.15% 2024[2]	2,250	2,225
Union Pacific Corp. 3.15% 2024	21,052	22,020
Union Pacific Corp. 3.75% 2025	21,948	23,738
Union Pacific Corp. 2.40% 2030	3,000	3,076
Union Pacific Corp. 2.375% 2031	18,050	18,439
Union Pacific Corp. 2.891% 2036	49,415	51,681
Union Pacific Corp. 4.30% 2049	12,301	15,525
Union Pacific Corp. 3.25% 2050	424	459
Union Pacific Corp. 2.95% 2052	6,296	6,473
Union Pacific Corp. 3.95% 2059	1,410	1,687
Union Pacific Corp. 3.75% 2070	10,530	12,290
Union Pacific Corp. 3.799% 2071	10,530	12,452
United Technologies Corp. 3.95% 2025	2,000	2,169
United Technologies Corp. 4.125% 2028	9,295	10,456
Vinci SA 3.75% 2029[2]	1,070	1,186
		1,090,949

Energy 5.80%
BP Capital Markets America, Inc. 2.772% 2050	10,111	9,574
Canadian Natural Resources, Ltd. 2.95% 2023	17,520	17,871
Canadian Natural Resources, Ltd. 2.05% 2025	11,363	11,489
Canadian Natural Resources, Ltd. 3.85% 2027	20,746	22,258
Canadian Natural Resources, Ltd. 2.95% 2030	18,893	19,309
Canadian Natural Resources, Ltd. 4.95% 2047	1,027	1,273
Cheniere Energy, Inc. 3.70% 2029	19,136	20,459
Chevron Corp. 1.554% 2025	1,950	1,965
Chevron Corp. 2.236% 2030	36,505	36,921
Chevron Corp. 3.078% 2050	7,101	7,584
Chevron USA, Inc. 0.687% 2025	4,896	4,796
Chevron USA, Inc. 1.018% 2027	6,577	6,316
Chevron USA, Inc. 3.25% 2029	4,050	4,393
Chevron USA, Inc. 2.343% 2050	1,497	1,391
Continental Resources, Inc. 2.875% 2032[2]	4,172	4,047
Diamondback Energy, Inc. 4.40% 2051	4,437	5,040
Enbridge Energy Partners LP 7.375% 2045	437	696
Energy Transfer Operating LP 2.90% 2025	1,601	1,653
Energy Transfer Operating LP 3.75% 2030	13,166	13,880
Energy Transfer Operating LP 5.00% 2050	65,521	75,396
Energy Transfer Partners LP 5.25% 2029	5,000	5,724
Energy Transfer Partners LP 6.125% 2045	1,404	1,765
Energy Transfer Partners LP 5.30% 2047	4,935	5,712
Energy Transfer Partners LP 6.00% 2048	9,586	12,050
Energy Transfer Partners LP 6.25% 2049	13,426	17,457
Enterprise Products Operating, LLC 2.80% 2030	4,709	4,881
Enterprise Products Operating, LLC 3.20% 2052	6,747	6,620
Enterprise Products Operating, LLC 3.30% 2053	5,222	5,223
Equinor ASA 3.70% 2050	3,550	4,121
Exxon Mobil Corp. 2.992% 2025	1,700	1,791
Exxon Mobil Corp. 2.61% 2030	1,850	1,917
Exxon Mobil Corp. 3.452% 2051	17,061	18,666
Kinder Morgan, Inc. 2.00% 2031	6,289	5,935
Kinder Morgan, Inc. 3.25% 2050	21,065	19,965
Kinder Morgan, Inc. 3.60% 2051	11,989	12,076
MPLX LP 3.50% 2022	5,000	5,123
MPLX LP 4.875% 2025	15,000	16,424
MPLX LP 1.75% 2026	9,577	9,484

14	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
MPLX LP 2.65% 2030	$31,998	$31,759
MPLX LP 4.50% 2038	9,370	10,415
MPLX LP 5.50% 2049	28,848	36,500
ONEOK, Inc. 2.20% 2025	527	537
ONEOK, Inc. 5.85% 2026	37,192	42,862
ONEOK, Inc. 3.40% 2029	3,629	3,786
ONEOK, Inc. 3.10% 2030	2,141	2,205
ONEOK, Inc. 6.35% 2031	21,654	27,248
ONEOK, Inc. 5.20% 2048	28,471	34,372
ONEOK, Inc. 4.45% 2049	1,510	1,683
ONEOK, Inc. 4.50% 2050	6,187	7,006
ONEOK, Inc. 7.15% 2051	12,751	18,790
Petróleos Mexicanos 6.50% 2029	4,842	4,832
Petróleos Mexicanos 6.84% 2030	23,082	23,206
Petróleos Mexicanos 6.75% 2047	2,450	2,017
Petróleos Mexicanos 6.35% 2048	5,326	4,219
Petróleos Mexicanos 7.69% 2050	3,615	3,268
Pioneer Natural Resources Company 2.15% 2031	8,353	8,032
Qatar Petroleum 3.125% 2041[2]	14,120	14,191
Qatar Petroleum 3.30% 2051[2]	5,080	5,205
SA Global Sukuk, Ltd. 1.602% 2026[2]	32,085	31,629
Sabine Pass Liquefaction, LLC 4.50% 2030	20,760	23,517
Shell International Finance BV 3.875% 2028	2,787	3,119
Shell International Finance BV 2.75% 2030	33,963	35,531
Shell International Finance BV 3.25% 2050	27,605	29,680
Suncor Energy, Inc. 3.75% 2051	8,650	9,412
Sunoco Logistics Operating Partners LP 5.40% 2047	5,055	6,026
Total Capital International 3.127% 2050	17,208	17,811
Total SE 2.986% 2041	20,673	21,180
TransCanada PipeLines, Ltd. 4.10% 2030	9,915	11,042
Williams Companies, Inc. 3.50% 2030	35,792	38,030
Williams Companies, Inc. 2.60% 2031	6,455	6,414
Williams Partners LP 6.30% 2040	14,201	19,278
		956,047

Consumer discretionary 4.70%
Amazon.com, Inc. 3.80% 2024	10,000	10,759
Amazon.com, Inc. 1.65% 2028	7,060	7,032
Amazon.com, Inc. 1.50% 2030	20,310	19,554
Amazon.com, Inc. 2.10% 2031	24,275	24,406
Amazon.com, Inc. 2.875% 2041	12,990	13,517
Amazon.com, Inc. 2.50% 2050	28,315	27,161
Amazon.com, Inc. 3.10% 2051	10,000	10,824
Amazon.com, Inc. 2.70% 2060	24,850	24,274
American Honda Finance Corp. 0.875% 2023	9,000	9,022
American Honda Finance Corp. 0.55% 2024	16,000	15,795
American Honda Finance Corp. 1.20% 2025	2,546	2,532
American Honda Finance Corp. 2.00% 2028	7,500	7,571
Bayerische Motoren Werke AG 3.45% 2023[2]	18,715	19,384
Bayerische Motoren Werke AG 3.15% 2024[2]	19,510	20,453
Bayerische Motoren Werke AG 2.55% 2031[2]	6,725	6,912
BMW Finance NV 2.25% 2022[2]	3,000	3,036
DaimlerChrysler North America Holding Corp. 2.70% 2024[2]	30,000	31,122
DaimlerChrysler North America Holding Corp. 2.45% 2031[2]	6,000	6,093
General Motors Financial Co. 3.45% 2022	30,000	30,031
General Motors Financial Co. 3.50% 2024	25,920	27,314
General Motors Financial Co. 2.75% 2025	5,000	5,171
General Motors Financial Co. 4.30% 2025	6,135	6,640
General Motors Financial Co. 2.70% 2031	18,675	18,516
Home Depot, Inc. 2.50% 2027	3,400	3,560
Home Depot, Inc. 2.95% 2029	25,000	26,674
Home Depot, Inc. 2.70% 2030	2,180	2,288
Home Depot, Inc. 1.375% 2031	19,795	18,667
Home Depot, Inc. 5.95% 2041	7,500	10,909
Home Depot, Inc. 3.125% 2049	7,117	7,627
Home Depot, Inc. 3.35% 2050	3,410	3,798
Hyundai Capital America 1.50% 2026[2]	12,664	12,336

Capital Group Central Corporate Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 1.65% 2026[2]	$22,825	$22,408
Hyundai Capital America 2.00% 2028[2]	20,575	19,944
Hyundai Capital America 2.10% 2028[2]	35,450	34,459
Lowe’s Companies, Inc. 3.65% 2029	16,608	18,280
Lowe’s Companies, Inc. 1.70% 2030	2,339	2,226
Lowe’s Companies, Inc. 3.00% 2050	7,647	7,705
Marriott International, Inc. 2.85% 2031	11,915	11,976
Marriott International, Inc. 2.75% 2033	4,750	4,621
Massachusetts Institute of Technology 2.294% 2051	5,025	4,900
McDonald’s Corp. 4.60% 2045	1,962	2,465
McDonald’s Corp. 4.45% 2047	3,000	3,721
McDonald’s Corp. 3.625% 2049	4,467	4,988
Morongo Band of Mission Indians 7.00% 2039[2]	5,000	6,680
President & Fellows of Harvard College 2.517% 2050	2,730	2,851
Starbucks Corp. 3.10% 2023	10,000	10,279
Stellantis Finance US, Inc. 1.711% 2027[2]	10,925	10,725
Stellantis Finance US, Inc. 2.691% 2031[2]	25,394	25,029
Toyota Motor Corp. 0.681% 2024	9,735	9,662
Toyota Motor Credit Corp. 0.80% 2025	22,954	22,436
Toyota Motor Credit Corp. 3.00% 2025	43,583	46,012
Toyota Motor Credit Corp. 1.15% 2027	27,338	26,487
Toyota Motor Credit Corp. 1.90% 2028	3,270	3,267
Toyota Motor Credit Corp. 2.15% 2030	4,122	4,165
Toyota Motor Credit Corp. 3.375% 2030	6,135	6,765
Toyota Motor Credit Corp. 1.65% 2031	4,807	4,667
Volkswagen Group of America Finance, LLC 3.125% 2023[2]	3,312	3,417
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	1,550	1,644
Volkswagen Group of America Finance, LLC 1.25% 2025[2]	12,665	12,468
Volkswagen Group of America Finance, LLC 3.20% 2026[2]	3,223	3,415
Volkswagen Group of America Finance, LLC 1.625% 2027[2]	4,270	4,154
		774,794

Real estate 2.45%
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,780	1,939
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,548
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	2,055
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	698
Alexandria Real Estate Equities, Inc. 3.375% 2031	17,810	19,322
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,292	4,047
Alexandria Real Estate Equities, Inc. 4.85% 2049	2,006	2,661
Alexandria Real Estate Equities, Inc. 4.00% 2050	845	999
American Campus Communities, Inc. 4.125% 2024	1,615	1,731
American Campus Communities, Inc. 3.30% 2026	3,468	3,694
American Campus Communities, Inc. 3.625% 2027	3,595	3,886
American Campus Communities, Inc. 2.85% 2030	7,333	7,556
American Campus Communities, Inc. 3.875% 2031	413	459
American Tower Corp. 3.55% 2027	6,815	7,295
American Tower Corp. 1.50% 2028	30,000	28,595
American Tower Corp. 2.30% 2031	14,460	14,012
American Tower Corp. 2.70% 2031	22,709	22,844
Corporate Office Properties LP 2.25% 2026	8,540	8,648
Crown Castle International Corp. 2.50% 2031	42,281	41,798
Equinix, Inc. 2.625% 2024	8,452	8,718
Equinix, Inc. 2.90% 2026	7,466	7,752
Equinix, Inc. 1.80% 2027	5,549	5,428
Equinix, Inc. 1.55% 2028	21,505	20,746
Equinix, Inc. 3.20% 2029	19,988	20,949
Equinix, Inc. 2.15% 2030	16,964	16,461
Equinix, Inc. 2.50% 2031	35,828	35,489
Equinix, Inc. 3.00% 2050	17,343	16,593
Equinix, Inc. 3.40% 2052	6,828	7,050
Essex Portfolio LP 2.55% 2031	10,132	10,234
Extra Space Storage, Inc. 2.35% 2032	4,563	4,439
Gaming and Leisure Properties, Inc. 3.35% 2024	1,865	1,941
Invitation Homes Operating Partnership LP 2.30% 2028	10,244	10,171
Public Storage 2.25% 2031	9,509	9,480
Public Storage 2.30% 2031	9,714	9,800

16	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Sun Communities Operating LP 2.30% 2028	$6,698	$6,691
Sun Communities Operating LP 2.70% 2031	36,970	37,074
Westfield Corp., Ltd. 3.50% 2029[2]	497	515
		403,318

Materials 1.90%
Anglo American Capital PLC 2.625% 2030[2]	14,497	14,216
Anglo American Capital PLC 5.625% 2030[2]	720	855
Anglo American Capital PLC 3.95% 2050[2]	664	724
Dow Chemical Co. 4.55% 2025	1,165	1,288
Dow Chemical Co. 3.625% 2026	4,265	4,606
Dow Chemical Co. 2.10% 2030	12,000	11,839
Dow Chemical Co. 4.80% 2049	17,551	22,805
Dow Chemical Co. 3.60% 2050	39,455	43,378
Glencore Funding, LLC 4.125% 2024[2]	12,370	13,063
Huntsman International, LLC 2.95% 2031	1,367	1,399
International Flavors & Fragrances, Inc. 1.832% 2027[2]	23,682	23,358
International Flavors & Fragrances, Inc. 2.30% 2030[2]	28,343	27,748
International Flavors & Fragrances, Inc. 3.468% 2050[2]	2,050	2,162
LYB International Finance III, LLC 2.25% 2030	5,942	5,954
LYB International Finance III, LLC 3.375% 2040	15,336	15,992
LYB International Finance III, LLC 4.20% 2050	8,601	9,970
LYB International Finance III, LLC 3.625% 2051	3,301	3,529
Mosaic Co. 3.25% 2022	663	678
Mosaic Co. 4.05% 2027	537	591
Newcrest Finance Pty, Ltd. 3.25% 2030[2]	3,739	3,971
Newcrest Finance Pty, Ltd. 4.20% 2050[2]	8,109	9,514
Nutrien, Ltd. 1.90% 2023	1,152	1,168
Nutrien, Ltd. 5.00% 2049	985	1,331
Nutrien, Ltd. 3.95% 2050	6,043	7,116
Praxair, Inc. 1.10% 2030	32,375	30,305
Praxair, Inc. 2.00% 2050	6,029	5,413
Rio Tinto Finance (USA), Ltd. 2.75% 2051	13,039	13,103
Sherwin-Williams Company 2.75% 2022	312	315
Sherwin-Williams Company 2.95% 2029	8,148	8,577
Sherwin-Williams Company 2.20% 2032	8,365	8,216
Sherwin-Williams Company 4.50% 2047	1,500	1,879
Sherwin-Williams Company 3.80% 2049	8,170	9,407
Sherwin-Williams Company 3.30% 2050	7,500	8,010
Vale Overseas, Ltd. 3.75% 2030	1,720	1,732
		314,212

Total corporate bonds, notes & loans		14,878,575

U.S. Treasury bonds & notes 5.62%
U.S. Treasury 5.62%
U.S. Treasury 0.125% 2022	26,476	26,479
U.S. Treasury 0.125% 2022	7,067	7,056
U.S. Treasury 0.125% 2023	24,648	24,422
U.S. Treasury 0.125% 2023	12,922	12,839
U.S. Treasury 0.125% 2023	12,534	12,457
U.S. Treasury 0.125% 2023	3,192	3,176
U.S. Treasury 0.125% 2023	1,894	1,890
U.S. Treasury 0.125% 2023	937	934
U.S. Treasury 0.25% 2023	8,552	8,515
U.S. Treasury 0.375% 2023	2,227	2,221
U.S. Treasury 1.375% 2023	5,309	5,378
U.S. Treasury 0.25% 2024	3,664	3,623
U.S. Treasury 0.375% 2024	5,865	5,802
U.S. Treasury 0.375% 2024	2,253	2,237
U.S. Treasury 0.25% 2025	2,272	2,207
U.S. Treasury 0.375% 2025	3,936	3,827
U.S. Treasury 0.375% 2025	2,455	2,409
U.S. Treasury 0.375% 2025	766	746
U.S. Treasury 0.50% 2026	24,727	24,121
U.S. Treasury 0.75% 2026	155,437	152,955
U.S. Treasury 0.75% 2026	72,070	70,787
U.S. Treasury 0.875% 2026[4]	187,257	185,183

Capital Group Central Corporate Bond Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.875% 2026	$26,469	$26,133
U.S. Treasury 1.125% 2026	32,198	32,160
U.S. Treasury 1.25% 2026	24,958	25,074
U.S. Treasury 0.375% 2027	2,432	2,313
U.S. Treasury 0.50% 2027	6,770	6,513
U.S. Treasury 0.50% 2027	4,418	4,236
U.S. Treasury 0.625% 2027	1,710	1,644
U.S. Treasury 1.125% 2028	2,518	2,495
U.S. Treasury 1.375% 2028	3,478	3,480
U.S. Treasury 1.375% 2031	102,264	101,669
U.S. Treasury 1.375% 2040	5,768	5,315
U.S. Treasury 1.75% 2041	6,424	6,302
U.S. Treasury 2.00% 2041	217	222
U.S. Treasury 2.00% 2050	26	27
U.S. Treasury 2.00% 2051[4]	142,469	149,192
		926,039

Asset-backed obligations 0.86%
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class A, 2.852% 2037[2,5,6]	11,960	11,895
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[2,6]	9,603	9,569
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[2,6]	740	732
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[2,6]	6,865	6,756
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[2,6]	115,166	113,368
		142,320

Bonds & notes of governments & government agencies outside the U.S. 0.08%
Panama (Republic of) 2.252% 2032	10,400	9,715
United Mexican States 3.75% 2071	3,690	3,274
		12,989

Municipals 0.07%
California 0.03%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	1,600	1,650
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	2,285	2,269
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	1,340	1,309
		5,228

Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,930	6,275

Total municipals		11,503

Total bonds, notes & other debt instruments (cost: $15,698,163,000)		15,971,426

Short-term securities 2.42%	Shares
Money market investments 2.42%
Capital Group Central Cash Fund 0.07%[7,8]	3,982,462	398,246

Total short-term securities (cost: $398,246,000)		398,246
Total investment securities 99.32% (cost: $16,096,409,000)		16,369,672
Other assets less liabilities 0.68%		112,448

Net assets 100.00%		$16,482,120

18	Capital Group Central Corporate Bond Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2021 (000)
2 Year U.S. Treasury Note Futures	Long	1,809	March 2022	$395,690	$672
5 Year U.S. Treasury Note Futures	Long	2,089	March 2022	253,601	2,113
10 Year U.S. Treasury Note Futures	Short	1,112	March 2022	(145,463)	(2,096)
10 Year Ultra U.S. Treasury Note Futures	Short	21,239	March 2022	(3,119,810)	(50,048)
20 Year U.S. Treasury Bond Futures	Long	8,543	March 2022	1,385,034	26,394
30 Year Ultra U.S. Treasury Bond Futures	Long	2,594	March 2022	520,259	18,734
					$(4,231)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional (000)	Value at 11/30/2021 (000)	Upfront premium paid (000)	Unrealized depreciation at 11/30/2021 (000)
1.00%	Quarterly	CDX.NA.IG.37	12/20/2026	$326,520	$6,705	$7,903	$(1,198)

Investments in affiliates8

	Value of affiliate at 6/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)		Value of affiliate at 11/30/2021 (000)	Dividend income (000)
Short-term securities 2.42%
Money market investments 2.42%
Capital Group Central Cash Fund 0.07%[7]	$50	$2,782,999	$2,384,750	$(53)	$—	[9]	$398,246	$136

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,663,546,000, which represented 10.09% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $30,932,000, which represented .19% of the net assets of the fund.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $11,895,000, which represented .07% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Rate represents the seven-day yield at 11/30/2021.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Amount less than one thousand.

Key to abbreviations and symbol

Auth. = Authority

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

USD/$ = U.S. dollars

See notes to financial statements.

Capital Group Central Corporate Bond Fund	19

Financial statements

Statement of assets and liabilities at November 30, 2021	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $15,698,163)	$15,971,426
Affiliated issuers (cost: $398,246)	398,246	$16,369,672
Cash		2,800
Receivables for:
Sales of investments	132,673
Dividends and interest	102,878
Variation margin on futures contracts	24,057
Variation margin on swap contracts	9	259,617
		16,632,089
Liabilities:
Payables for:
Purchases of investments	124,651
Trustees’ deferred compensation	5
Variation margin on futures contracts	24,885
Variation margin on swap contracts	419
Other	9	149,969
Net assets at November 30, 2021		$16,482,120

Net assets consist of:
Capital paid in on shares of beneficial interest		$16,479,957
Total distributable earnings		2,163
Net assets at November 30, 2021		$16,482,120

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,640,625 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$16,482,120	1,640,625	$10.05

See notes to financial statements.

20	Capital Group Central Corporate Bond Fund

Financial statements (continued)

Statement of operations for the six months ended November 30, 2021	unaudited (dollars in thousands)

Investment income:
Income:
Interest	$189,992
Dividends from affiliated issuers	136	$190,128
Fees and expenses:
Reports to shareholders	5
Registration statement and prospectus	— *
Trustees’ compensation	12
Auditing and legal	35
Custodian	23	75
Net investment income		190,053

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(312,397)
Affiliated issuers	(53)
Futures contracts	42,550
Swap contracts	826	(269,074)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	273,263
Affiliated issuers	— *
Futures contracts	(4,231)
Swap contracts	(1,198)	267,834
Net realized loss and unrealized appreciation		(1,240)

Net increase in net assets resulting from operations		$188,813

*	Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)

	Six months ended November 30, 2021[1]	For the period April 23, 2021[2], to May 31, 2021
Operations:
Net investment income	$190,053	$—	[3]
Net realized (loss) gain	(269,074)	—
Net unrealized appreciation	267,834	—
Net increase in net assets resulting from operations	188,813	—	[3]

Distributions paid or accrued to shareholders	(186,650)	—

Net capital share transactions	16,479,857	100

Total increase in net assets	16,482,020	100

Net assets:
Beginning of period	100	—
End of period	$16,482,120	$100

[1]	Unaudited.
[2]	Commencement of operations.
[3]	Amount less than one thousand.

See notes to financial statements.

Capital Group Central Corporate Bond Fund	21

Notes to financial statements	unaudited

1. Organization

Capital Group Central Fund Series II (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has issued one series of shares, Capital Group Central Corporate Bond Fund (“the fund”). The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

The fund serves as a corporate bond portfolio for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs

22	Capital Group Central Corporate Bond Fund

that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Capital Group Central Corporate Bond Fund	23

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$14,878,575	$—	$14,878,575
U.S. Treasury bonds & notes	—	926,039	—	926,039
Asset-backed obligations	—	142,320	—	142,320
Bonds & notes of governments & government agencies outside the U.S.	—	12,989	—	12,989
Municipals	—	11,503	—	11,503
Short-term securities	398,246	—	—	398,246
Total	$398,246	$15,971,426	$—	$16,369,672

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$47,913	$—	$—	$47,913
Liabilities:
Unrealized depreciation on futures contracts	(52,144)	—	—	(52,144)
Unrealized depreciation on credit default swaps	—	(1,198)	—	(1,198)
Total	$(4,231)	$(1,198)	$—	$(5,429)

*	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

24	Capital Group Central Corporate Bond Fund

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed

Capital Group Central Corporate Bond Fund	25

countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $5,621,551,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

26	Capital Group Central Corporate Bond Fund

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $255,889,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, November 30, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$47,913	Unrealized depreciation*	$52,144
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	1,198
			$47,913		$53,342

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$42,550	Net unrealized depreciation on futures contracts	$(4,231)
Swap	Credit	Net realized gain on swap contracts	826	Net unrealized depreciation on swap contracts	(1,198)
			$43,376		$(5,429)

*	Includes cumulative appreciation/depreciation on futures contracts and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended November 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Capital Group Central Corporate Bond Fund	27

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$—	*

*	Amount less than one thousand.

As of November 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$456,023
Gross unrealized depreciation on investments	(199,836)
Net unrealized appreciation on investments	256,187
Cost of investments	16,100,153

No distributions were paid to shareholders during the period from April 23, 2021, commencement of operations, to May 31, 2021. Tax-basis distributions paid or accrued to shareholders from ordinary income were $186,650,000 during the six months ended November 30, 2021.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

28	Capital Group Central Corporate Bond Fund

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended November 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,653,797,000 and $23,235,000, respectively, which generated $893,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended November 30, 2021.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of distributions		Repurchases				Net increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares

Six months ended November 30, 2021

Class M	$16,484,855	1,641,121	$186,650	18,459	$(191,648)		(18,965)		$16,479,857	1,640,615

For the period April 23, 2021*, through May 31, 2021

Class M	$100	10	$—	—	$—	†	—	†	$100	10

*	Commencement of operations.
†	Amount less than one thousand.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $17,957,176,000 and $3,263,834,000, respectively, during the six months ended November 30, 2021.

Capital Group Central Corporate Bond Fund	29

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income		Net gains on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]	Ratio of net income to average net assets
Class M:
11/30/2021[3,4]	$10.00	$.12		$.05	$.17		$(.12)	$10.05	1.69%[5]	$16,482		—%[6,7]	2.46%[7]
5/31/2021[3,8]	10.00	—	[9]	—	—	[9]	—	10.00	.00	—	[10]	—	—	[5,6]

	Six months ended November 30, 2021[3,4,5]	Period ended May 31, 2021[3,8]
Portfolio turnover rate for all share classes[11]	43%	—%	[12]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Amount less than .01%.
[7]	Annualized.
[8]	For the period April 23, 2021, commencement of operations, through May 31, 2021.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	There was no turnover.

See notes to financial statements.

30	Capital Group Central Corporate Bond Fund

Expense example	unaudited

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2021, through November 30, 2021).

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 6/1/2021	Ending account value 11/30/2021	Expenses paid during period[1]		Annualized expense ratio
Class M – actual return	$1,000.00	$1,016.88	$—	[2]	—%[3]
Class M – assumed 5% return	1,000.00	1,025.07	—	[2]	—	[3]

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	Amount less than $.01.
[3]	Amount less than .01%.

Capital Group Central Corporate Bond Fund	31

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street Los
Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Distributor

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

32	Capital Group Central Corporate Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s registration statement, which can be obtained from the fund’s website and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital Group Central Corporate Bond Fund files a complete list of its portfolio holdings for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP CENTRAL FUND SERIES II

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: January 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: January 31, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 31, 2022